Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure of goodwill [text block] [Abstract]
GOODWILL

Note 10:- Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020:

	December 31,
	2020	2019
Opening balance	$724,193	$640,918
Acquisition of subsidiaries	116,416	54,460
Classifications	3,066	2,977
Foreign currency translation adjustments	28,749	25,838
Closing balance	$872,424	$724,193

The Group performed annual impairment tests as of December 31, 2018, 2019 and 2020 and did not identify any impairment losses (see note 2).